Assets under management (Details) - CHF (SFr) SFr in Billions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	SFr 186.4	SFr 185.2
Assets with discretionary mandates	256.5	267.3
Other assets under management	904.4	923.6
Assets under management (including double counting)	1,347.3	1,376.1	SFr 1,251.1
of which double counting	44.2	46.2
Bank
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	178.3	177.4
Assets with discretionary mandates	256.5	267.3
Other assets under management	904.4	923.6
Assets under management (including double counting)	1,339.2	1,368.3	SFr 1,243.9
of which double counting	SFr 42.4	SFr 44.6